CONSOLIDATED BALANCE SHEETS ¥ in Millions, $ in Millions	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 193,086	$ 28,115	¥ 189,898
Short-term investments	326,492	47,541	256,514
Restricted cash and escrow receivables	36,424	5,304	37,455
Equity securities and other investments	4,892	712	8,673
Prepayments, receivables and other assets	137,072	19,960	145,995
Total current assets	697,966	101,632	638,535
Equity securities and other investments	245,737	35,782	223,611
Prepayments, receivables and other assets	110,926	16,152	113,147
Investments in equity method investees	207,380	30,197	219,642
Property and equipment, net	176,031	25,632	171,806
Intangible assets, net	46,913	6,831	59,231
Goodwill	268,091	39,037	269,581
Total assets	1,753,044	255,263	1,695,553
Current liabilities:
Current bank borrowings	7,466	1,087	8,841
Current unsecured senior notes	4,800	699	0
Income tax payable	12,543	1,826	21,753
Accrued expenses, accounts payable and other liabilities	275,950	40,182	271,460
Merchant deposits	13,297	1,936	14,747
Deferred revenue and customer advances	71,295	10,381	66,983
Total current liabilities	385,351	56,111	383,784
Deferred revenue	3,560	518	3,490
Deferred tax liabilities	61,745	8,991	61,706
Non-current bank borrowings	52,023	7,575	38,244
Non-current unsecured senior notes	97,065	14,134	94,259
Other liabilities	30,379	4,424	31,877
Total liabilities	630,123	91,753	613,360
Commitments and contingencies
Mezzanine equity	9,858	1,435	9,655
Shareholders' equity:
Ordinary shares, US$0.000003125 par value; 32,000,000,000 shares authorized as of March 31, 2022 and 2023; 21,357,323,112 and 20,526,017,712 shares issued and outstanding as of March 31, 2022 and 2023, respectively	1		1
Additional paid-in capital	416,880	60,702	410,506
Treasury shares, at cost	(28,763)	(4,188)	(2,221)
Subscription receivables	(49)	(7)	(46)
Statutory reserves	12,977	1,890	9,839
Accumulated other comprehensive (loss) income
Cumulative translation adjustments	(10,476)	(1,525)	(33,184)
Unrealized gains on interest rate swaps and others	59	8	27
Retained earnings	599,028	87,225	563,557
Total shareholders' equity	989,657	144,105	948,479
Noncontrolling interests	123,406	17,970	124,059
Total equity	1,113,063	162,075	1,072,538
Total liabilities, mezzanine equity and equity	¥ 1,753,044	$ 255,263	¥ 1,695,553